Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
Note 5. Inventory
Inventory consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Raw materials	$15,727	$—
Work in process	3,518	—

Total inventory	$19,245	$—

We write-down inventory for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value. Inventory write-downs recognized in cost of revenue for the year ended December 31, 2021 were nil. The Company had no inventory as of
December
31, 2020.